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                                  CERTIFICATION


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). The Registrant's 1933 Act No. is 333-33978 and the Registrant's 1940 Act No. is 811-09885.

2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 44 ("PEA No. 44") on May 30, 2008, pursuant to Rule 485(b) under the 1933 Act for the following fund:

                     Janus Adviser International Forty Fund

3.  The text of PEA No. 44 has been filed electronically.


DATED:  June 3, 2008

                                            JANUS ADVISER SERIES
                                            on behalf of the Funds


                                            By:  /s/ Stephanie Grauerholz-Lofton
                                                 -------------------------------
                                                 Stephanie Grauerholz-Lofton
                                                 Vice President